Short-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Investment [Line Items]
Short-term investments	¥ 9,527		¥ 335		$ 1,362
Interest income, net	¥ 2,164	$ 309	¥ 4,462	¥ 6,668
Investment, Type [Extensible Enumeration]	Short-Term Investments [Member]		Short-Term Investments [Member]	Short-Term Investments [Member]	Short-Term Investments [Member]
Impairment of investment	¥ 121,038	17,309	¥ 120,642	¥ 534,826
Other Expense [Member]
Investment [Line Items]
Investment, Type [Extensible Enumeration]	Short-Term Investments [Member]		Short-Term Investments [Member]	Short-Term Investments [Member]	Short-Term Investments [Member]
Impairment of investment	¥ 287	$ 41	¥ 5	¥ 548